Earnings Per Share/ADS	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share/ADS
17.
EARNINGS PER SHARE/ADS

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	3,275,658	2,148,566	1,807,176	262,017
Denominator:
Weighted average ordinary shares outstanding	477,467,268	499,861,764	499,160,564	499,160,564
Basic earnings per share	6.86	4.30	3.62	0.52
Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	3,275,658	2,148,566	1,807,176	262,017
Denominator:
Weighted average ordinary shares outstanding	477,467,268	499,861,764	499,160,564	499,160,564
Dilutive effect of share-based awards	2,219,112	619,776	506,228	506,228
Weighted average number of shares outstanding-diluted	479,686,380	500,481,540	499,666,792	499,666,792
Diluted earnings per share	6.83	4.29	3.62	0.52

Earnings per ADS
Net income per ADS – basic (RMB)	27.44	17.19	14.48	2.10
Net income per ADS – diluted (RMB)	27.32	17.17	14.47	2.10

The effects of 481,828, 455,824 and 1,484,748 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2020, 2021 and 2022, respectively. The effects of 90,536, 1,407,232 and 4,161,652 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2020, 2021 and 2022, respectively.